Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001550603
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	MALVERN BANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	000-54835
Entity Tax Identification Number	45-5307782
Entity Address, Address Line One	42 East Lancaster Avenue
Entity Address, City or Town	Paoli
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19301
City Area Code	(610)
Local Phone Number	644-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MLVF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false